Eagle Small Cap Growth Fund
Eagle Mutual Funds SUMMARY OF SMALL CAP GROWTH FUND | 3.1.2012
Investment objective
The Eagle Small Cap Growth Fund (“Small Cap Growth Fund” or the “fund”) seeks long-term capital appreciation.
Fees and expenses
The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Small Cap Growth Fund. You may qualify for sales discounts if you and your family invest, or agree to invest in the future, at least $25,000 in the Class A shares of the Eagle Family of Funds. More information about these and other discounts is available from your financial professional, on page 33 of the fund’s prospectus and on page 24 of the fund’s statement of additional information.
Shareholder fees (fees paid directly from your investment):
Shareholder Fees Eagle Small Cap Growth Fund	Class A		Class C	Class I	Class R-3	Class R-5	Class R-6
Maximum Sales Charge Imposed on Purchases (as a % of offering price)	4.75%		none	none	none	none	none
Maximum Deferred Sales Charge (as a % of original purchase price or redemption proceeds, whichever is lower)	none	[1]	1.00%	none	none	none	none
Redemption Fee (as a % of amount redeemed, if applicable)	none		none	none	none	none	none
[1]	If you purchased $1,000,000 or more of Class A shares of an Eagle mutual fund that were not otherwise eligible for a sales charge waiver and sell the shares within 18 months from the date of purchase, you may pay up to a 1% contingent deferred sales charge at the time of sale.

Annual fund operating expenses (expenses deducted from fund assets):
Annual Fund Operating Expenses Eagle Small Cap Growth Fund		Class A	Class C	Class I	Class R-3	Class R-5	Class R-6
Investment Advisory Fees		0.58%	0.58%	0.58%	0.58%	0.58%	0.58%
Distribution and Service (12b-1) Fees		0.25%	1.00%	none	0.50%	none	none
Other Expenses	[1]	0.33%	0.28%	0.25%	0.29%	0.27%	0.27%
Total Annual Fund Operating Expenses	[2]	1.16%	1.86%	0.83%	1.37%	0.85%	0.85%
Fee Caps and Expense Reimbursements		none	none	(0.01%)	none	none	none
Net Expenses		1.16%	1.86%	0.82%	1.37%	0.85%	0.85%
[1]	For Class R-6 shares, shareholder service fees represent 0.00% of other expenses.
[2]	As the fund's asset levels change, the fund's fees and expenses may differ from those reflected in the preceding table. For example, as asset levels decline, expense ratios may increase. Eagle Asset Management, Inc. ("Eagle") has contractually agreed to cap its investment advisory fee and/or reimburse certain expenses of the fund to the extent that annual operating expenses of each class exceed a percentage of that class' average daily net assets through February 28, 2013 as follows: Class A - 1.50%, Class C - 2.30%, Class I - 0.95%, Class R-3 - 1.70%, Class R-5 - 0.95%, and Class R-6 - 0.85%. This expense limitation excludes interest, taxes, brokerage commissions, costs relating to investments in other investment companies, dividends, and extraordinary expenses, and includes offset expense arrangements with the fund's custodian. The Board of Trustees may agree to change fee limitations or reimbursements without the approval of fund shareholders. Any reimbursement of fund expenses or reduction in Eagle's investment advisory fees is subject to reimbursement by the fund within the following two fiscal years, if overall expenses fall below the lesser of its then current expense cap or the expense cap in effect at the time of the fund reimbursement.

Expense example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example Eagle Small Cap Growth Fund (USD $)	Year 1	Year 3	Year 5	Year 10
Class A	588	826	1,083	1,817
Class C	289	585	1,006	2,180
Class I	84	264	460	1,024
Class R-3	139	434	750	1,646
Class R-5	87	271	471	1,049
Class R-6	87	271	471	1,049

Portfolio turnover
The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 36% of the average value of its portfolio.
Principal investment strategies

During normal market conditions, the Small Cap Growth Fund seeks to achieve its objective by investing at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the stocks of small-capitalization companies. The fund’s portfolio manager considers small-capitalization companies to be those companies that, at the time of initial purchase, have a market capitalization equal to or less than the largest company in the Russell 2000® Growth Index during the most recent 12-month period (approximately $6.0 billion during the 12-month period ended December 31, 2011).

When making their investment decisions, the portfolio managers generally focus on investing in the securities of companies that the portfolio managers believe have accelerating earnings growth rates, reasonable valuations (typically with a price-to-earnings ratio of no more than the earnings growth rate), strong management that participates in the ownership of the company, reasonable debt levels and/or a high or expanding return on equity. The fund will sell securities when they no longer meet the portfolio managers’ investment criteria.

Principal risks

The greatest risk of investing in this fund is that you could lose money. The fund invests primarily in common stocks whose values increase and decrease in response to the activities of the companies that issued such stocks, general market conditions and/or economic conditions. As a result, the fund’s net asset value (“NAV”) also increases and decreases. Investments in this fund are subject to the following primary risks and these risks are further explained in “Additional Information About Risk Factors”:

  Growth stock risk is the risk of a lack of earnings increase or lack of dividend yield;
  Market timing risk arises because certain types of securities in which the fund invests, including small-cap securities, could cause the fund to be at greater risk of market timing activities by fund shareholders;
  Small- and mid-cap company risk arises because small-and mid-cap companies may have narrower commercial markets, less liquidity and less financial resources than large-cap companies; and
  Stock market risk is the risk of broad stock market decline or decline in particular holdings.

Performance
The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the fund’s returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the fund by demonstrating how its returns have varied over time. The bar chart shows the fund’s Class A share performance from one year to another. The fund’s past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

During 10 year period (Class A shares):

	Return	Quarter Ended
Best Quarter	20.45%	June 30, 2003
Worst Quarter	(27.14)%	December 31, 2008

The returns in the preceding tables do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.
Average annual total returns (for the periods ended December 31, 2011): Fund return (after deduction of sales charges and expenses)
Average Annual Total Returns Eagle Small Cap Growth Fund	Inception Date	1-yr	5-yr	10-yr	Lifetime
Return Before Taxes Class A	May 07, 1993	(6.30%)	2.93%	6.22%
Return Before Taxes Class C	Apr. 03, 1995	(2.32%)	3.17%	5.94%
Return Before Taxes Class I	Jun. 27, 2006	(1.62%)	4.28%		6.83%
Return Before Taxes Class R-3	Sep. 19, 2006	(1.69%)	3.76%		5.27%
Return Before Taxes Class R-5	Oct. 02, 2006	(1.34%)	4.34%		5.96%
Return After Taxes on Distributions Class A	May 07, 1993	(6.30%)	2.38%	5.70%
Return After Taxes on Distributions and Sale of Fund Shares Class A	May 07, 1993	(4.09%)	2.38%	5.35%
Russell 2000 Growth Index (Lifetime period is measured from the inception date of Class I shares) (reflects no deduction for fees, expenses or taxes)		(2.91%)	2.09%	4.48%	4.19%

No performance information is presented for Class R-6 shares because the fund’s Class R-6 shares have not been in existence for a full calendar year. To obtain more current performance data as of the most recent month-end, please visit our website at eagleasset.com.

After-tax returns are calculated using the historically highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns are shown for Class A only and after-tax returns for Class C, Class I, Class R-3, Class R-5, and Class R-6 will vary.